FINANCIAL INCOME (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
FINANCIAL INCOME
Interest income on time deposits	₺ 2,697,906	₺ 2,263,220	₺ 952,565
Interest income on credit sales	1,425,428	1,797,837	703,562
Foreign currency exchange gains	490,169	857,098	4,560,109
Fair value gains on financial assets measured at fair value	66,960	167,046	448,858
Interest income on financial investment	13,097	2,194	2,238
Other	234,554	171,827	21,847
Total financial income	₺ 4,928,114	₺ 5,259,222	₺ 6,689,179